Capital and Reserves - Summary of Authorized Called Up and Fully Paid Up Capital (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Issued Capital	$ 14,087	$ 13,433	$ 13,117
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Issued Capital	10	10	10
Ordinary shares [member] | Ordinary A Shares [member]
Disclosure of classes of share capital [line items]
Shares Authorized Value	127,700	127,700	127,700
Issued Capital	1,726	1,726	1,726
Ordinary shares [member] | Ordinary B Shares [member]
Disclosure of classes of share capital [line items]
Shares Authorized Value	140,471	140,470	140,470
Issued Capital	8,487	8,487	8,487
Preference shares [member]
Disclosure of classes of share capital [line items]
Issued Capital	4	3	3
Preference shares [member] | Preference C Shares [member]
Disclosure of classes of share capital [line items]
Shares Authorized Value	127,700	127,700	127,700
Issued Capital	3,744	$ 3,220	$ 2,904
Preference shares [member] | Preference G1 Shares [member]
Disclosure of classes of share capital [line items]
Shares Authorized Value	638
Issued Capital	$ 130